Vessel Revenue and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Accounts receivable trade, net	$ 625	$ 720
Deferred revenue	1,931
Deferred revenue recognized	$ 1,919